UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Item 1.  Schedule of Investments.

LISANTI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 97.3%
Consumer Discretionary - 20.9%
10,850	American Eagle Outfitters, Inc.	$269,405
14,120	BJ's Restaurants, Inc.	1,019,464
25,645	Boot Barn Holdings, Inc. (a)	728,574
25,385	Callaway Golf Co.	616,602
8,650	Career Education Corp. (a)	129,144
11,945	Conn's, Inc.(a)	422,256
9,815	Dave & Buster's Entertainment, Inc.	649,949
6,530	DineEquity, Inc.	530,954
8,430	DSW, Inc., Class A	285,608
7,555	Duluth Holdings, Inc., Class B (a)	237,680
1,900	Five Below, Inc.(a)	247,114
6,850	Fox Factory Holding Corp. (a)	479,843
19,160	Freshpet, Inc. (a)	703,172
4,795	G-III Apparel Group, Ltd. (a)	231,071
2,560	Grand Canyon Education, Inc. (a)	288,768
6,805	Malibu Boats, Inc., Class A (a)	372,370
7,910	Ollie's Bargain Outlet Holdings, Inc. (a)	760,151
11,560	Planet Fitness, Inc., Class A (a)	624,587
4,534	Strategic Education, Inc.	621,294
3,250	Wingstop, Inc.	221,878
		9,439,884
Consumer Staples - 1.3%
15,665	The Chefs' Warehouse, Inc. (a)	569,423
Energy - 4.5%
8,570	Carrizo Oil & Gas, Inc. (a)	215,964
74,010	Denbury Resources, Inc. (a)	458,862
23,080	Matador Resources Co. (a)	762,794
7,460	Penn Virginia Corp. (a)	600,828
		2,038,448
Financial Services - 5.7%
14,250	Curo Group Holdings Corp. (a)	430,777
9,460	Green Dot Corp., Class A (a)	840,237
5,595	Kemper Corp.	450,118
9,300	Kinsale Capital Group, Inc.	593,898
9,480	Veritex Holdings, Inc. (a)	267,905
		2,582,935
Health-Care - 30.2%
5,305	Amedisys, Inc. (a)	662,913
6,961	AxoGen, Inc. (a)	256,513
5,905	Cardiovascular Systems, Inc. (a)	231,122
4,050	DexCom, Inc. (a)	579,312
5,195	Glaukos Corp. (a)	337,155
1,975	Haemonetics Corp. (a)	226,295
6,290	HealthEquity, Inc. (a)	593,839
2,565	Inogen, Inc. (a)	626,168
Shares	Security Description	Value
Health-Care - 30.2% (continued)
6,515	Insulet Corp. (a)	$690,264
6,540	iRhythm Technologies, Inc. (a)	619,076
8,375	LHC Group, Inc. (a)	862,541
2,695	Ligand Pharmaceuticals, Inc. (a)	739,751
2,360	Loxo Oncology, Inc. (a)	403,159
7,020	Merit Medical Systems, Inc. (a)	431,379
4,545	Molina Healthcare, Inc. (a)	675,841
7,100	Myriad Genetics, Inc. (a)	326,600
9,105	Pacira Pharmaceuticals, Inc. (a)	447,511
1,570	Penumbra, Inc. (a)	235,029
3,530	Proto Labs, Inc. (a)	570,977
7,945	Quidel Corp. (a)	517,776
9,000	RA Medical Systems, Inc. (a)	163,800
8,510	Repligen Corp. (a)	471,965
2,580	Sarepta Therapeutics, Inc. (a)	416,696
11,405	STAAR Surgical Co. (a)	547,440
2,895	Tabula Rasa HealthCare, Inc. (a)	235,045
8,375	Tactile Systems Technology, Inc. (a)	595,044
6,040	Tandem Diabetes Care, Inc. (a)	258,754
4,415	Teladoc, Inc. (a)	381,235
14,345	Vocera Communications, Inc. (a)	524,740
		13,627,940
Industrials - 16.2%
15,750	Aerojet Rocketdyne Holdings, Inc. (a)	535,342
3,275	ASGN, Inc. (a)	258,496
11,225	Beacon Roofing Supply, Inc. (a)	406,233
14,115	Casella Waste Systems, Inc. (a)	438,412
7,800	Chart Industries, Inc. (a)	610,974
14,385	Comfort Systems USA, Inc.	811,314
5,750	Insperity, Inc.	678,213
5,560	John Bean Technologies Corp.	663,308
9,100	Kaman Corp.	607,698
4,795	RBC Bearings, Inc. (a)	720,976
5,310	SiteOne Landscape Supply, Inc. (a)	400,055
5,550	Trex Co., Inc. (a)	427,239
6,510	XPO Logistics, Inc. (a)	743,247
		7,301,507
Technology - 18.5%
9,640	Blackline, Inc. (a)	544,371
11,675	Bottomline Technologies de, Inc. (a)	848,889
11,910	Carbonite, Inc. (a)	424,591
6,135	Coupa Software, Inc. (a)	485,278
17,060	Evo Payments, Inc., Class A (a)	407,734
7,325	Fabrinet (a)	338,854
16,755	Five9, Inc. (a)	732,026
3,065	HubSpot, Inc. (a)	462,662
2,755	New Relic, Inc. (a)	259,604
5,085	Novanta, Inc. (a)	347,814

LISANTI SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Shares	Security Description	Value
Technology - 18.5% (continued)
12,425	Q2 Holdings, Inc. (a)	$752,334
24,155	Quantenna Communications, Inc. (a)	445,660
3,010	RingCentral, Inc., Class A (a)	280,080
13,740	SailPoint Technologies Holding, Inc.(a)	467,435
1,535	The Trade Desk, Inc., Class A (a)	231,647
5,305	Upland Software, Inc. (a)	171,405
5,415	Varonis Systems, Inc. (a)	396,649
10,190	Zendesk, Inc. (a)	723,490
		8,320,523
Total Common Stock (Cost $37,445,182)		43,880,660
Investments, at value - 97.3% (Cost $37,445,182)		$43,880,660
Other Assets & Liabilities, Net - 2.7%		1,198,037
Net Assets - 100.0%		$45,078,697

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$43,880,660
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$43,880,660

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 94.5%
Australia - 1.2%
138,700	BHP Billiton PLC, ADR	$6,100,026
Austria - 1.4%
119,600	ANDRITZ AG	6,977,797
Belgium - 1.3%
49,670	Solvay SA, Class A	6,660,813
Canada - 2.9%
119,009	Magna International, Inc.	6,251,508
100,137	Methanex Corp.	7,904,594
		14,156,102
Colombia - 1.3%
602,000	Bancolombia SA	6,481,639
Finland - 1.2%
108,876	Kone Oyj, Class B	5,817,413
France - 6.1%
22,200	Cie Generale des Etablissements Michelin	2,653,569
96,041	Imerys SA	7,091,938
66,707	IPSOS	2,041,587
200,026	Publicis Groupe SA	11,955,730
65,100	Vinci SA	6,199,431
		29,942,255
Germany - 9.0%
66,900	BASF SE	5,945,966
350,642	Deutsche Telekom AG	5,652,765
189,490	freenet AG	4,554,154
51,300	Hannover Rueck SE	7,248,682
92,486	LANXESS AG	6,773,588
31,200	Linde AG	7,378,987
30,300	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	6,710,552
		44,264,694
India - 1.5%
711,240	Infosys, Ltd., ADR	7,233,311
Ireland - 0.7%
1,332,141	Greencore Group PLC	3,213,915
Israel - 1.4%
321,000	Teva Pharmaceutical Industries, Ltd., ADR	6,914,340
Italy - 0.1%
1,045,169	TREVI - Finanziaria Industriale SpA (a)	366,475

Shares	Security Description	Value
Japan - 3.5%
103,100	KDDI Corp.	$2,848,362
543,500	Nexon Co., Ltd. (a)	7,103,481
491,400	The Kansai Electric Power Co., Inc.	7,408,627
		17,360,470
Norway - 4.8%
366,696	DNB ASA	7,715,766
609,437	SpareBank 1 SR-Bank ASA	7,413,210
176,800	Yara International ASA	8,682,778
		23,811,754
Puerto Rico - 1.6%
156,500	Popular, Inc.	8,020,625
Singapore - 1.4%
341,835	United Overseas Bank, Ltd.	6,771,436
South Korea - 5.8%
13,100	Hyundai Mobis Co., Ltd.	2,692,630
40,900	Kia Motors Corp.	1,294,199
52,900	KT&G Corp.	4,959,748
336,300	LG Uplus Corp.	5,548,154
140,850	Samsung Electronics Co., Ltd.	5,898,114
124,200	Shinhan Financial Group Co., Ltd.	5,038,539
49,300	SK Hynix, Inc.	3,248,889
		28,680,273
Sweden - 2.4%
257,700	Duni AB, Class A	3,409,942
138,703	Loomis AB, Class B	4,466,638
321,700	Svenska Handelsbanken AB, Class A	4,063,149
		11,939,729
Switzerland - 2.5%
44,244	Chubb, Ltd.	5,912,768
75,200	Novartis AG	6,467,170
		12,379,938
Thailand - 1.4%
1,539,500	Siam Commercial Bank PCL	7,092,934
United Kingdom - 8.1%
749,186	Babcock International Group PLC	7,060,017
991,191	BBA Aviation PLC	3,883,507
147,414	Bellway PLC	5,791,083
2,093,300	Cineworld Group PLC	8,610,855
368,431	Inchcape PLC	3,212,626
92,828	Next PLC	6,647,303
256,254	Standard Chartered PLC	2,125,586
1,082,929	Taylor Wimpey PLC	2,424,940
		39,755,917
United States - 34.9%
22,300	Allergan PLC	4,247,704
70,900	ALLETE, Inc.	5,318,209
143,150	Ameris Bancorp	6,541,955

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2018

Shares	Security Description	Value
United States - 34.9% (continued)
29,200	Anthem, Inc.	$8,002,260
110,500	Avnet, Inc.	4,947,085
161,800	Brookline Bancorp, Inc.	2,702,060
72,600	Capital One Financial Corp.	6,891,918
62,351	Carter's, Inc.	6,147,809
169,774	Colony Bankcorp, Inc.	3,021,977
108,000	Dime Community Bancshares, Inc.	1,927,800
151,100	Franklin Resources, Inc.	4,594,951
32,167	General Dynamics Corp.	6,585,228
80,500	Hewlett Packard Enterprise Co.	1,312,955
184,163	International Bancshares Corp.	8,287,335
59,200	JPMorgan Chase & Co.	6,680,128
288,800	L Brands, Inc.	8,750,640
93,182	Marathon Petroleum Corp.	7,451,765
70,200	Microsoft Corp.	8,028,774
45,144	NextEra Energy, Inc.	7,566,134
43,865	Praxair, Inc.	7,050,421
61,733	Quest Diagnostics, Inc.	6,661,608
52,300	The J.M. Smucker Co.	5,366,503
324,600	The Western Union Co.	6,186,876
104,600	Tyson Foods, Inc., Class A	6,226,838
28,068	UnitedHealth Group, Inc.	7,467,211
92,651	Verizon Communications, Inc.	4,946,637
30,313	Web.com Group, Inc. (a)	845,733
103,938	Webster Financial Corp.	6,128,184
111,211	WESCO International, Inc. (a)	6,833,916
203,425	Xerox Corp.	5,488,407
		172,209,021
Total Common Stock (Cost $414,563,454)		466,150,877

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$34,011	Middlesex Federal Savings Bank	1.34%	12/18/18	34,011
33,527	Salem Five Financial	1.75	11/24/18	33,527
Total Certificates of Deposit (Cost $67,538)				67,538
Total Short-Term Investments (Cost $67,538)				67,538
Investments, at value - 94.5% (Cost $414,630,992)				$466,218,415
Other Assets & Liabilities, Net - 5.5%				26,917,847
Net Assets - 100.0%				$493,136,262

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

POLARIS GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2018

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$6,100,026	$–	$–	$6,100,026
Austria	6,977,797	–	–	6,977,797
Belgium	6,660,813	–	–	6,660,813
Canada	14,156,102	–	–	14,156,102
Colombia	6,481,639	–	–	6,481,639
Finland	5,817,413	–	–	5,817,413
France	29,942,255	–	–	29,942,255
Germany	44,264,694	–	–	44,264,694
India	7,233,311	–	–	7,233,311
Ireland	3,213,915	–	–	3,213,915
Israel	6,914,340	–	–	6,914,340
Italy	366,475	–	–	366,475
Japan	17,360,470	–	–	17,360,470
Norway	23,811,754	–	–	23,811,754
Puerto Rico	8,020,625	–	–	8,020,625
Singapore	6,771,436	–	–	6,771,436
South Korea	28,680,273	–	–	28,680,273
Sweden	11,939,729	–	–	11,939,729
Switzerland	12,379,938	–	–	12,379,938
Thailand	7,092,934	–	–	7,092,934
United Kingdom	39,755,917	–	–	39,755,917
United States	172,209,021	–	–	172,209,021
Certificates of Deposit	–	67,538	–	67,538
Investments at Value	$466,150,877	$67,538	$–	$466,218,415

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 96.1%
Consumer Discretionary - 9.1%
43,060	Aptiv PLC	$3,612,734
98,520	Comcast Corp., Class A	3,488,593
21,616	Delphi Technologies PLC	677,878
62,110	General Motors Co.	2,091,244
13,930	Whirlpool Corp.	1,654,187
		11,524,636
Consumer Staples - 5.2%
58,150	Mondelez International, Inc., Class A	2,498,124
49,750	Nestle SA, ADR	4,139,200
		6,637,324
Energy - 5.1%
59,400	Royal Dutch Shell PLC, ADR, Class B	4,213,242
36,420	Schlumberger, Ltd.	2,218,706
		6,431,948
Financials - 21.5%
105,250	American International Group, Inc.	5,603,510
36,970	Chubb, Ltd.	4,940,671
100,430	CIT Group, Inc.	5,183,192
52,437	Citigroup, Inc.	3,761,830
35,210	JPMorgan Chase & Co.	3,973,097
78,694	MetLife, Inc.	3,676,584
		27,138,884
Health Care - 15.9%
27,942	Allergan PLC	5,322,392
40,340	Celgene Corp. (a)	3,610,027
54,615	Gilead Sciences, Inc.	4,216,824
28,285	Thermo Fisher Scientific, Inc.	6,903,803
		20,053,046
Industrials - 8.5%
58,130	Danaher Corp.	6,316,406
76,820	Delta Air Lines, Inc.	4,442,500
		10,758,906
Materials - 6.8%
134,120	Ball Corp.	5,899,939
57,510	Crown Holdings, Inc. (a)	2,760,480
		8,660,419
Software & Services - 19.0%
3,082	Alphabet, Inc., Class A (a)	3,720,221
2,251	Alphabet, Inc., Class C (a)	2,686,501
79,830	Microsoft Corp.	9,130,157
54,360	Naspers, Ltd., ADR, Class N	2,326,064
119,780	Oracle Corp.	6,175,857
		24,038,800
Technology Hardware & Equipment - 5.0%
28,070	Apple, Inc.	6,336,522
Total Common Stock (Cost $72,605,057)		121,580,485
Money Market Fund - 3.9%
4,978,034	Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 1.91% (b)
	(Cost $4,978,034)	4,978,034
Investments, at value - 100.0% (Cost $77,583,091)		$126,558,519
Other Assets & Liabilities, Net - 0.0%		(31,004)
Net Assets - 100.0%		$126,527,515

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$121,580,485
Level 2 - Other Significant Observable Inputs	4,978,034
Level 3 - Significant Unobservable Inputs	–
Total	$126,558,519

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 1, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 1, 2018